UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04443
Investment Company Act File Number
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
Eaton Vance National Limited Maturity Municipal Income Fund
Eaton Vance New Jersey Limited Maturity Municipal Income Fund
Eaton Vance New York Limited Maturity Municipal Income Fund
Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund
June 30, 2011
Portfolio of Investments (Unaudited)
Tax-Exempt Investments — 99.0%

Principal
Amount
(000’s omitted)	Security	Value

Bond Bank — 1.8%
$1,000	Idaho Board Bank Authority, 5.00%, 9/15/22	$1,123,630

		$1,123,630

Education — 8.5%
$500	Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$561,870
155	Indiana University, IN, 5.00%, 8/1/20	176,808
1,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,199,370
1,000	New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,039,860
150	Purdue University, IN, 5.00%, 7/1/21	172,083
1,000	University of Houston, TX, 5.00%, 2/15/21	1,125,510
1,000	University of Pittsburgh, PA, 5.25%, 9/15/23	1,143,030

		$5,418,531

Electric Utilities — 9.5%
$670	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$741,281
1,000	Connecticut Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,022,610
1,000	Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24(1)	1,072,800
500	Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	543,055
800	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	887,368
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/23	507,765
1,000	Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,175,730
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	135,012

		$6,085,621

General Obligations — 9.5%
$500	Laguna Beach, CA, Unified School District, (Election of 2001), 5.00%, 8/1/22	$576,165
1,500	Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,630,680
2,000	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	1,687,480
1,500	Virginia, 5.00%, 6/1/28	1,646,250
500	Wilmington, DE, 5.00%, 12/1/25	551,995

		$6,092,570

Hospital — 10.6%
$825	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$855,954
1,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,132,950
1,000	Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,060,700
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,058,650
1

Principal
Amount
(000’s omitted)	Security	Value

$275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	$310,566
1,365	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,502,142
500	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	456,405
200	Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	215,662
175	Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	187,969

		$6,780,998

Insured-Education — 3.6%
$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,195,480
1,000	Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,090,520

		$2,286,000

Insured-Electric Utilities — 3.2%
$1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,099,070
850	South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	952,349

		$2,051,419

Insured-General Obligations — 4.5%
$1,000	Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,213,200
500	New York, NY, (AGM), 5.00%, 4/1/22	547,680
1,000	Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,131,390

		$2,892,270

Insured-Special Tax Revenue — 4.6%
$1,000	Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,119,530
700	Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	795,830
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,038,310

		$2,953,670

Insured-Transportation — 2.5%
$1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,120,690
420	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	473,260

		$1,593,950

Insured-Water and Sewer — 5.8%
$1,000	Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,113,450
1,000	Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,108,980
1,000	Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	1,180,740
250	Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	298,465

		$3,701,635

2

Principal
Amount
(000’s omitted)	Security	Value

Lease Revenue/Certificates of Participation — 1.0%
$530	Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	$619,713

		$619,713

Nursing Home — 0.1%
$55	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$55,011

		$55,011

Other Revenue — 3.7%
$890	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$732,381
500	Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	571,060
1,000	New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,074,270

		$2,377,711

Senior Living/Life Care — 0.9%
$275	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$276,513
590	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(2)	294,528

		$571,041

Special Tax Revenue — 5.6%
$500	California Economic Recovery, 5.00%, 7/1/18	$586,895
70	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	71,414
65	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	62,238
155	Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	150,279
25	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	24,420
500	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	507,590
25	New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	14,702
60	New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	22,144
40	New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	32,751
45	New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	18,360
35	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(3)	0
235	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	234,962
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	130,651
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	89,720
1,365	Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,577,298
20	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	5,788
105	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(4)	73,479

		$3,602,691

Student Loan — 4.2%
$1,000	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,033,760
1,500	New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	1,636,005

		$2,669,765

3

Principal
Amount
(000’s omitted)	Security	Value

Transportation — 13.6%
$1,000	Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,114,160
1,000	Maryland Transportation Authority, 5.00%, 7/1/20	1,164,150
500	Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	559,230
1,250	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,392,675
1,000	Ohio Major New State Infrastructure Project Revenue, 5.75%, 6/15/19	1,185,250
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,076,360
1,000	Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,090,860
1,000	Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,133,350

		$8,716,035

Water and Sewer — 5.8%
$750	Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$866,700
1,000	Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,210,150
750	Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	871,762
670	New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	753,087

		$3,701,699

Total Tax-Exempt Investments — 99.0% (identified cost $59,075,970)		$63,293,960

Other Assets, Less Liabilities — 1.0%		$662,721

Net Assets — 100.0%		$63,956,681

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.
PSF	-	Permanent School Fund
At June 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.5%
Others, representing less than 10% individually	87.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 24.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 7.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and making only partial interest payments.

(3)	Defaulted bond.

(4)	Defaulted matured bond.
4

A summary of open financial instruments at June 30, 2011 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	75 U.S. 10-Year Treasury Note	Short	$(9,126,425)	$(9,174,609)	$(48,184)

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.
At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $48,184.
5

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,014,778

Gross unrealized appreciation	$4,797,027
Gross unrealized depreciation	(517,845)

Net unrealized appreciation	$4,279,182

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
6

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$63,293,960	$—	$63,293,960

Total Investments	$—	$63,293,960	$—	$63,293,960

Liability Description
Futures Contracts	$(48,184)	$—	$—	$(48,184)

Total	$(48,184)	$—	$—	$(48,184)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
7

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 0.7%
$210	Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$173,290
1,120	Idaho Board Bank Authority, 5.00%, 9/15/21	1,272,813
1,595	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,655,785
950	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	1,000,559
300	Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	259,059

		$4,361,506

Cogeneration — 0.2%
$475	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$461,339
570	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	569,835

		$1,031,174

Education — 2.9%
$500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$524,440
500	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	513,745
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,134,780
250	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	99,948
385	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	385,231
2,555	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,052,203
2,500	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,877,650
500	Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	540,670
250	Ohio State University General Receipts, 5.00%, 12/1/23	273,952
500	University of California, 5.00%, 5/15/21	560,030
1,700	University of Illinois, 0.00%, 4/1/15	1,502,664
1,000	University of Illinois, 0.00%, 4/1/16	842,370
5,245	University of Texas, 5.25%, 7/1/26	6,177,876

		$19,485,559

Electric Utilities — 9.2%
$4,235	American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,535,770
6,705	California Department of Water Resource Power Supply, 5.00%, 5/1/22	7,418,345
2,000	Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,166,880
3,200	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,549,472
3,000	Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,343,920
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,280,000
3,500	Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,762,850
3,500	Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,942,715
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,691,250
3,000	New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,098,280
700	Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	764,778
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,785,935
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00% to 10/1/11 (Put Date), 10/1/38	3,029,190
1,250	Sam Rayburn Municipal Power Agency, TX, Power Supply System, 6.00%, 10/1/16	1,295,237
1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,365,123

Principal
Amount
(000’s omitted)	Security	Value
$8,500	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	$8,735,195
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,586,925

		$61,351,865

Escrowed/Prerefunded — 2.7%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$262,802
430	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	462,805
45	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	53,482
65	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	77,672
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,592,860
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,168,900
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,293,391
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,321,538
430	Ohio State Water Development Authority, (Drinking Water), Prerefunded to 12/1/12, 5.50%, 12/1/14	461,614
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,153,620
5,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,778,950

		$17,627,634

General Obligations — 9.0%
$1,000	Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,153,430
395	Franklin County, OH, 5.00%, 12/1/12	421,410
2,220	Gwinnett County, GA, School District, 5.00%, 2/1/26	2,584,080
5,400	Gwinnett County, GA, School District, 5.00%, 2/1/29	6,067,278
500	Hamilton, OH, School District, 6.15%, 12/1/15	598,390
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,700,900
2,985	Michigan, 6.00%, 11/1/22	3,432,392
10,000	North Carolina, 5.00%, 5/1/22	11,983,600
750	Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	815,880
15,320	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	9,235,815
10,000	Wake County, NC, 5.00%, 3/1/24	11,883,000

		$59,876,175

Health Care-Miscellaneous — 0.2%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,025,500
192	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	192,016

		$1,217,516

Hospital — 8.4%
$5,775	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$5,991,678
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	549,315
500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	566,475
3,000	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,244,290
6,000	Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,586,500
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,655,650
1,205	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,369,892
1,860	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	2,003,071
2,835	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,988,175
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	3,116,951
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,113,980
2,865	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,615,201

Principal
Amount
(000’s omitted)	Security	Value
$1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	$1,366,200
7,470	Michigan Hospital Finance Authority, (Ascension Healthcare), 5.00% to 11/1/12 (Put Date), 11/1/27	7,906,099
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,002,730
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,063,560
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,848,262
1,805	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,865,937
955	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	954,417
970	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,011,923
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,070,120
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,154,590
250	Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	269,780
1,750	Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,793,943

		$56,108,739

Housing — 0.1%
$430	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$425,055
615	Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	512,818
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	51,300

		$989,173

Industrial Development Revenue — 7.0%
$1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	$1,540,995
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,017,000
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,052,360
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,721,586
1,415	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,146,136
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,425,110
1,560	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,652,773
9,990	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,227,662
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	3,070,560
1,950	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,998,360
7,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	6,720,560
3,325	Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,574,142
7,915	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	6,619,631

		$46,766,875

Insured-Education — 1.7%
$375	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$329,220
500	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	560,700
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,178,353
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,838,710
2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	2,156,300

		$11,063,283

Insured-Electric Utilities — 2.4%
$1,200	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$1,225,368
600	California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	673,332
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,234,000
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,382,200
500	Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	531,690

Principal
Amount
(000’s omitted)	Security	Value
$500	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	$555,925
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,100,950

		$15,703,465

Insured-Escrowed/Prerefunded — 2.2%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$443,636
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,149,410
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,397,230
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,264,820
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,132,410
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,662,050
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	411,079

		$14,460,635

Insured-General Obligations — 8.5%
$8,000	Boston, MA, (NPFG), 0.125%, 3/1/22	$5,540,080
885	Byron Center, MI, Public Schools, (AGM), 3.50%, 5/1/23	828,829
1,455	Byron Center, MI, Public Schools, (AGM), 3.625%, 5/1/24	1,350,924
4,500	Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,943,025
1,000	Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	944,400
500	Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	604,005
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	5,806,950
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,272,552
625	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	751,163
10,000	Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,557,800
5,105	New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,668,030
3,440	Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,819,810
3,000	San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	1,778,550
1,900	Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,952,801
1,000	St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	911,810
500	Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	535,550
10,000	Washington, (AMBAC), 0.00%, 12/1/22	6,416,200
4,275	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	2,922,433

		$56,604,912

Insured-Hospital — 1.6%
$400	Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$411,052
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,026,180
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,058,540
500	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	541,815
3,405	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,619,277
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,945,807

		$10,602,671

Insured-Industrial Development Revenue — 0.1%
$345	Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$358,662

		$358,662

Insured-Lease Revenue/Certificates of Participation — 0.5%
$440	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$459,866
500	Ohio Building Authority, (AGM), 5.50%, 10/1/11	506,645
2,100	Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,088,324

		$3,054,835

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 0.9%
$500	Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	$546,225
5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,326,950

		$5,873,175

Insured-Special Tax Revenue — 5.6%
$1,785	Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$1,787,071
5,000	Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,755,400
6,015	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	5,750,881
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	11,943,900
5,000	Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	6,089,950
4,920	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	5,401,520
250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	267,165
500	San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	578,160

		$37,574,047

Insured-Student Loan — 2.5%
$3,475	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,628,143
13,415	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	12,911,669

		$16,539,812

Insured-Transportation — 5.1%
$2,295	Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,332,271
1,000	Denver, CO, City and County Airport, (AGM), (AMT), 5.00%, 11/15/11	1,017,200
1,000	Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,024,740
1,045	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,171,121
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,073,810
2,000	Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	2,049,380
8,125	Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,981,781
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,050,430
10,000	New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	4,744,200
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,581,100
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,171,882
1,750	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	2,075,693
665	Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	683,966
675	San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	753,327

		$33,710,901

Insured-Water and Sewer — 1.5%
$3,125	Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	$3,476,125
3,250	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,735,192
2,425	Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,863,295

		$10,074,612

Lease Revenue/Certificates of Participation — 2.5%
$500	California Public Works, (University of California), 5.25%, 6/1/20	$559,250
5,265	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,748,590
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,382,419
1,945	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	2,035,190
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,809,750
1,755	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,802,209

		$16,337,408

Other Revenue — 2.7%
$4,430	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$3,645,447
1,210	Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	985,424
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	3,569,355
3,950	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	3,618,160

Principal
Amount
(000’s omitted)	Security	Value
$105	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	$102,976
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	635,054
300	Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	269,517
5,250	Seminole Tribe, FL, 5.75%, 10/1/22(3)	5,245,590
500	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(3)	493,235

		$18,564,758

Senior Living/Life Care — 0.7%
$1,520	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,606,427
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	199,886
1,080	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,032,934
560	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	511,448
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	753,712
495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	247,104
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	440,919

		$4,792,430

Solid Waste — 1.1%
$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,011,680
350	Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350,507
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,042,870

		$7,405,057

Special Tax Revenue — 1.4%
$825	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$558,979
500	California Economic Recovery, 5.00%, 7/1/18	586,895
190	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	193,838
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,151,060
560	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	536,205
535	Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	518,704
125	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	122,099
2,000	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,030,360
1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,166,530
155	New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	91,154
395	New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	145,783
240	New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	196,505
310	New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	126,477
280	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	3
830	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	774,572
1,165	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,045,238
275	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(5)	79,585
315	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(5)	220,437

		$9,544,424

Transportation — 9.8%
$500	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$557,990
3,000	Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,426,450
3,650	Hawaii Airports System, 5.25%, 7/1/28	3,751,470
500	Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	557,460
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,654,075
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	11,590,800
5,000	Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,527,800

Principal
Amount
(000’s omitted)	Security	Value
$5,000	Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	$5,606,450
7,500	Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	8,481,825
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,445,000
5,000	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,570,700
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,121,710
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,439,400
190	Port of Redwood City, CA, (AMT), 5.40%, 6/1/19	188,303

		$64,919,433

Water and Sewer — 6.4%
$5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(6)	$5,810,550
440	Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	507,373
9,215	Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	10,547,305
3,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,467,610
2,000	Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	2,325,500
280	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	335,936
1,850	Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	2,044,083
10,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	11,489,600
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	6,146,450

		$42,674,407

Total Tax-Exempt Investments — 97.6% (identified cost $624,170,403)		$648,675,143

Other Assets, Less Liabilities — 2.4%		$16,249,342

Net Assets — 100.0%		$664,924,485

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SUNY	-	State University of New York

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 33.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 16.1% of total investments.

(1)		Defaulted bond.

(2)		Amount is less than 0.05%.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $10,013,014 or 1.5% of the Fund’s net assets.

(4)		Security is in default and making only partial interest payments.

(5)		Defaulted matured bond.

(6)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	237 U.S. 10-Year Treasury Note	Short	$(28,839,504)	$(28,991,766)	$(152,262)
9/11	315 U.S. 30-Year Treasury Bond	Short	(39,054,502)	(38,754,844)	299,658

					$147,396

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $299,658 and $152,262, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$623,255,112

Gross unrealized appreciation	$32,805,219
Gross unrealized depreciation	(7,385,188)

Net unrealized appreciation	$25,420,031

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$648,675,143	$—	$648,675,143

Total Investments	$—	$648,675,143	$—	$648,675,143

Futures Contracts	$299,658	$—	$—	$299,658

Total	$299,658	$648,675,143	$—	$648,974,801

Liability Description

Futures Contracts	$(152,262)	$—	$—	$(152,262)

Total	$(152,262)	$—	$—	$(152,262)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event — Reorganization

On August 12, 2011, the shareholders of Eaton Vance New Jersey Limited Maturity Municipal Income Fund (New Jersey Limited Fund) approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund will acquire substantially all the assets and assume substantially all the liabilities of the New Jersey Limited Fund in exchange for shares of the Fund. The Agreement was previously approved by the Fund’s Trustees. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than September 30, 2011.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 15.8%
$770	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	$826,018
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,135,090
1,055	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,151,986
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,207,350
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	2,050,706
100	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	116,796
200	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	233,512
150	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	172,830
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	875,055
1,000	University of Massachusetts Building Authority, 5.00%, 5/1/20	1,158,290

		$8,927,633

Electric Utilities — 2.9%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$511,170
1,000	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,109,210

		$1,620,380

Escrowed/Prerefunded — 11.1%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	$580,075
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	1,885,200
515	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	536,393
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,515,002
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	739,099

		$6,255,769

General Obligations — 8.8%
$500	Burlington, 5.00%, 2/1/15	$569,990
500	Burlington, 5.00%, 2/1/16	582,000
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,142,220
1,100	Wellesley, 5.00%, 6/1/16	1,296,383
1,150	Wellesley, 5.00%, 6/1/17	1,368,684

		$4,959,277

Hospital — 11.1%
$500	Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	$516,815
500	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	550,235
600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	620,526
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	892,230
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,052,170
750	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	684,608

1

Principal
Amount
(000’s omitted)	Security	Value
$750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	$849,442
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,092,960

		$6,258,986

Industrial Development Revenue — 1.1%
$745	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$623,073

		$623,073

Insured-Education — 1.9%
$1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,091,700

		$1,091,700

Insured-Electric Utilities — 7.6%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,031,990
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,027,490
2,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	2,223,700

		$4,283,180

Insured-Escrowed/ Prerefunded — 3.1%
$1,000	Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,028,340
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	751,389

		$1,779,729

Insured-General Obligations — 7.8%
$3,105	Boston, (NPFG), 0.125%, 3/1/22	$2,150,244
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,048,110
1,000	Massachusetts, (NPFG), 5.25%, 8/1/22	1,189,420

		$4,387,774

Insured-Hospital — 2.8%
$500	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$532,550
1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,054,450

		$1,587,000

Insured-Special Tax Revenue — 4.4%
$1,600	Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,948,784
500	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	548,935

		$2,497,719

Insured-Transportation — 1.8%
$1,000	Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/11	$1,000,130

		$1,000,130

Insured-Water and Sewer — 2.2%
$1,000	Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,224,110

		$1,224,110

Other Revenue — 3.0%
$1,000	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,077,030
500	Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	594,975

		$1,672,005

2

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 1.8%
$505	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$505,162
275	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	276,512
240	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	219,192

		$1,000,866

Solid Waste — 1.8%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,002,920

		$1,002,920

Special Tax Revenue — 5.7%
$500	Massachusetts, Special Obligation, 5.00%, 6/1/14	$555,520
1,280	Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,493,159
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,182,470

		$3,231,149

Transportation — 1.0%
$500	Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$559,230

		$559,230

Water and Sewer — 5.0%
$1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,190,480
1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,155,870
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	502,175

		$2,848,525

Total Tax-Exempt Investments — 100.7% (identified cost $52,949,750)		$56,811,155

Other Assets, Less Liabilities — (0.7)%		$(393,003)

Net Assets — 100.0%		$56,418,152

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 31.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 18.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	18 U.S. 10-Year Treasury Note	Short	$(2,190,342)	$(2,201,906)	$(11,564)
9/11	25 U.S. 30-Year Treasury Bond	Short	(3,099,563)	(3,075,781)	23,782

					$12,218

3

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $23,782 and $11,564, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,924,389

Gross unrealized appreciation	$4,041,534
Gross unrealized depreciation	(154,768)

Net unrealized appreciation	$3,886,766

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$56,811,155	$—	$56,811,155

Total Investments	$—	$56,811,155	$—	$56,811,155

Futures Contracts	$23,782	$—	$—	$23,782

Total	$23,782	$56,811,155	$—	$56,834,937

Liability Description

Futures Contracts	$(11,564)	$—	$—	$(11,564)

Total	$(11,564)	$—	$—	$(11,564)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
New Jersey Limited Maturity Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 12.0%
$1,000	New Jersey Educational Facilities Authority, (Princeton Theological Seminary), 5.00%, 7/1/22	$1,167,930
1,600	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	1,879,184
250	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	287,765
1,000	Rutgers State University, Series F, 5.00%, 5/1/23	1,110,300

		$4,445,179

Electric Utilities — 1.2%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$429,433

		$429,433

Escrowed/Prerefunded — 1.1%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$405,248

		$405,248

General Obligations — 9.0%
$450	Franklin Township School District, 4.00%, 8/15/22	$481,199
1,000	Franklin Township School District, 5.00%, 8/15/22	1,162,040
500	Monmouth County Improvement Authority, 5.00%, 12/1/21	570,060
1,000	Princeton Regional School District, 4.75%, 2/1/22	1,120,730

		$3,334,029

Hospital — 7.5%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,000,920
135	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	137,813
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	505,030
1,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,126,270

		$2,770,033

Housing — 1.4%
$500	New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$506,635

		$506,635

Industrial Development Revenue — 1.8%
$450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	$445,347
220	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	233,083

		$678,430

Insured-Education — 2.8%
$1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	$1,034,000

		$1,034,000

Insured-Electric Utilities — 4.6%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	$684,426
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,016,640

		$1,701,066

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 3.7%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,372,449

		$1,372,449

Insured-General Obligations — 10.0%
$330	Clearview Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	$360,624
250	Freehold Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	290,767
470	Hillsborough Township School District, (AGM), 5.375%, 10/1/18	567,765
1,000	Jackson Township School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	1,161,390
1,120	New Jersey, (AMBAC), 5.25%, 7/15/19	1,308,877

		$3,689,423

Insured-Lease Revenue/Certificates of Participation — 3.0%
$1,000	Hudson County, (NPFG), 6.25%, 6/1/15	$1,117,770

		$1,117,770

Insured-Water and Sewer — 9.8%
$1,000	North Hudson Sewer Authority, (NPFG), 5.125%, 8/1/22	$1,052,080
1,020	Passaic Valley Water Commission, (AGM), 5.00%, 12/15/17	1,170,674
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/16	490,177
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/17	467,504
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/18	438,977

		$3,619,412

Lease Revenue/Certificates of Participation — 6.6%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(1)	$1,296,416
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,125,480

		$2,421,896

Senior Living/Life Care — 2.6%
$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$545,688
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	401,980

		$947,668

Special Tax Revenue — 1.0%
$180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	$183,989
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	196,914

		$380,903

Student Loan — 2.9%
$1,000	New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,051,440

		$1,051,440

Transportation — 12.2%
$1,500	New Jersey State Turnpike Authority, 5.00%, 1/1/20	$1,662,465
1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	1,089,000
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,043,940
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	702,814

		$4,498,219

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 3.2%
$1,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,198,350

		$1,198,350

Total Tax-Exempt Investments — 96.4% (identified cost $33,683,665)		$35,601,583

Other Assets, Less Liabilities — 3.6%		$1,331,864

Net Assets — 100.0%		$36,933,447

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 35.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 19.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	45 U.S. 10-Year Treasury Note	Short	$(5,475,855)	$(5,504,765)	$(28,910)

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $28,910.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,665,765

Gross unrealized appreciation	$1,962,912
Gross unrealized depreciation	(27,094)

Net unrealized appreciation	$1,935,818

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$35,601,583	$—	$35,601,583

Total Investments	$—	$35,601,583	$—	$35,601,583

Liability Description

Futures Contracts	$(28,910)	$—	$—	$(28,910)

Total	$(28,910)	$—	$—	$(28,910)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

On August 12, 2011, the shareholders of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund) will acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of National Limited Fund. The Agreement was previously approved by the Fund’s Trustees. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than September 30, 2011.

4

Eaton Vance
New York Limited Maturity Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 3.1%
$2,000	Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,188,860
600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	563,004

		$2,751,864

Education — 7.1%
$1,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,714,800
455	New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	537,665
1,000	New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,089,450
1,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,679,175
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	665,832
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	657,306

		$6,344,228

Escrowed/Prerefunded — 3.5%
$500	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/15/12, 5.375%, 2/15/14	$516,185
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,398,244
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,183,680

		$3,098,109

Health Care-Miscellaneous — 0.1%
$100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$101,373

		$101,373

Hospital — 9.9%
$290	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	$293,152
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,224,440
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,011,150
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	202,210
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	505,470
740	New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	799,259
360	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	372,154
1,000	New York Health and Hospital Corp., 5.50%, 2/15/19	1,133,740
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,459,143
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	765,743

		$8,766,461

Housing — 2.0%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,010,620
795	New York Mortgage Agency, (AMT), 4.95%, 10/1/21	808,602

		$1,819,222

Industrial Development Revenue — 5.1%
$1,000	New York Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	$1,009,900
1,500	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,535,685
1,200	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	977,484
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,045,425

		$4,568,494

Insured-Education — 12.5%
$1,000	New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,067,320
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,092,290

1

Principal
Amount
(000’s omitted)	Security	Value
$1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,537,462
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,183,720
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,241,132
1,455	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,643,422
1,000	New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,189,880
1,000	New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,090,750
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,044,270

		$11,090,246

Insured-Electric Utilities — 4.8%
$500	Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$467,085
1,000	Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,062,880
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,384,462
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,376,188

		$4,290,615

Insured-Escrowed/Prerefunded — 2.0%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (AGM), Prerefunded to 7/15/11, 5.50%, 1/15/13	$1,002,220
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 8/1/11	502,140
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	307,817

		$1,812,177

Insured-General Obligations — 3.9%
$500	Clarence Central School District, (AGM), 5.00%, 5/15/17	$518,075
1,000	Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,141,620
1,660	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,828,905

		$3,488,600

Insured-Hospital — 2.1%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,874,288

		$1,874,288

Insured-Lease Revenue/Certificates of Participation — 1.3%
$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,125,850

		$1,125,850

Insured-Special Tax Revenue — 7.0%
$2,250	New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,220,480
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,404,080
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,602,990

		$6,227,550

Insured-Transportation — 9.4%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,170,250
1,000	Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,101,170
1,000	Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,104,770
2,235	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,685,666
1,920	Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	2,278,387

		$8,340,243

Lease Revenue/Certificates of Participation — 0.6%
$500	New York Urban Development Corp., 5.00%, 1/1/18	$572,170

		$572,170

Other Revenue — 5.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$477,405
750	Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	824,092

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New York City Transitional Finance Authority, 5.25%, 1/15/27	$1,074,270
540	New York City Transitional Finance Authority, 6.00%, 7/15/33	598,887
2,030	New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,163,818

		$5,138,472

Senior Living/Life Care — 0.3%
$315	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$301,672

		$301,672

Special Tax Revenue — 7.6%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,206,086
1,900	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	2,096,232
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,434,430

		$6,736,748

Transportation — 2.4%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,076,070
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,043,940

		$2,120,010

Water and Sewer — 6.9%
$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,172,020
2,430	New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,731,344
515	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18(1)	553,775
1,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,114,610
500	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	522,750

		$6,094,499

Total Tax-Exempt Investments — 97.4% (identified cost $82,293,300)		$86,662,891

Other Assets, Less Liabilities — 2.6%		$2,299,602

Net Assets — 100.0%		$88,962,493

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 44.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 18.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	21 U.S. 10-Year Treasury Note	Short	$(2,555,399)	$(2,568,891)	$(13,492)
9/11	56 U.S. 30-Year Treasury Bond	Short	(6,943,023)	(6,889,750)	53,273

					$39,781

3

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $53,273 and $13,492, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,236,087

Gross unrealized appreciation	$5,217,686
Gross unrealized depreciation	(790,882)

Net unrealized appreciation	$4,426,804

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,662,891	$—	$86,662,891

Total Investments	$—	$86,662,891	$—	$86,662,891

Futures Contracts	$53,273	$—	$—	$53,273

Total	$53,273	$86,662,891	$—	$86,716,164

Liability Description

Futures Contracts	$(13,492)	$—	$—	$(13,492)

Total	$(13,492)	$—	$—	$(13,492)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.4%
$250	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$242,810

		$242,810

Education — 11.2%
$1,150	Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,329,296
1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,126,726
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,090,100
1,000	Pennsylvania State University, 5.00%, 3/1/24	1,108,460
750	University of Pittsburgh, 5.50%, 9/15/23	860,355
1,000	Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,053,810

		$6,568,747

Electric Utilities — 3.8%
$750	Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$773,662
1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,087,350
400	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	407,128

		$2,268,140

Escrowed/Prerefunded — 1.4%
$800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), Escrowed to Maturity, 5.00%, 6/1/12	$834,272

		$834,272

General Obligations — 9.7%
$500	Bucks County, 5.125%, 5/1/21	$577,130
1,530	Chester County, 5.00%, 7/15/28	1,674,478
1,000	Daniel Boone Area School District, 5.00%, 8/15/19	1,138,890
400	Montgomery County, 4.375%, 12/1/31(1)	406,144
1,780	Mount Lebanon School District, 5.00%, 2/15/28	1,900,132

		$5,696,774

Hospital — 7.5%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$569,815
500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	566,020
500	Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	548,875
635	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	675,411
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	191,912
750	Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	770,573
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,085,960

		$4,408,566

Housing — 3.1%
$1,335	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,355,172
500	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	492,335

		$1,847,507

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 2.1%
$500	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$600,175
750	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	610,928

		$1,211,103

Insured-Cogeneration — 2.0%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,198,483

		$1,198,483

Insured-Education — 6.9%
$1,500	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,619,835
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,104,697
500	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	556,980
750	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	799,297

		$4,080,809

Insured-Escrowed/Prerefunded — 7.9%
$1,000	Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,097,830
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,033,820
1,000	Spring-Ford Area School District, (AGM), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,008,190
1,900	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,515,535

		$4,655,375

Insured-General Obligations — 22.2%
$1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,321,750
1,020	Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	920,407
1,250	Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,272,087
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,459,352
1,355	McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,351,003
1,000	Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,029,720
1,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	1,209,050
1,000	Philadelphia School District, (AGM), 5.50%, 6/1/21	1,138,400
1,000	Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,096,350
1,000	Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	994,070
1,250	Sto-Rox School District, (FGIC), (NPFG), 5.125%, 12/15/22	1,270,288

		$13,062,477

Insured-Hospital — 1.4%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$294,735
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	530,460

		$825,195

Insured-Lease Revenue/Certificates of Participation — 2.6%
$1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,514,970

		$1,514,970

Insured-Other Revenue — 1.4%
$750	Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	$834,735

		$834,735

Insured-Transportation — 3.0%
$590	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	$604,095
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,155,940

		$1,760,035

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 6.2%
$500	Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$533,240
500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	531,735
250	Allegheny County Sanitation Authority, (NPFG), 5.00%, 12/1/19	254,185
2,000	Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,349,940

		$3,669,100

Senior Living/Life Care — 0.7%
$390	Cliff House Trust, (AMT), 3.313%, 6/1/27(2)	$204,196
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	187,172

		$391,368

Special Tax Revenue — 1.4%
$750	Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$827,438

		$827,438

Transportation — 2.8%
$1,105	Delaware River Port Authority, 5.00%, 1/1/27	$1,141,708
500	Pennsylvania Turnpike Commission, 5.00%, 12/1/22	527,815

		$1,669,523

Total Tax-Exempt Investments — 97.7% (identified cost $55,566,233)		$57,567,427

Other Assets, Less Liabilities — 2.3%		$1,342,008

Net Assets — 100.0%		$58,909,435

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 54.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 18.5% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security is in default and making only partial interest payments.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/11	30 U.S. 10-Year Treasury Note	Short	$(3,716,664)	$(3,669,844)	$46,820
9/11	30 U.S. 30-Year Treasury Bond	Short	(3,719,476)	(3,690,937)	28,539

					$75,359

3

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $75,359.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,511,414

Gross unrealized appreciation	$2,575,159
Gross unrealized depreciation	(519,146)

Net unrealized appreciation	$2,056,013

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,567,427	$—	$57,567,427

Total Investments	$—	$57,567,427	$—	$57,567,427

Futures Contracts	$75,359	$—	$—	$75,359

Total	$75,359	$57,567,427	$—	$57,642,786

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust
By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 25, 2011